INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expiration Description	Company had approximately $23 million and $15 million respectively of Federal and state NOLs available to offset future taxable income with $15 million expiring from 2030 through 2037 while the Federal NOL of $8 Million generated in 2018 has no expiration.
Operating loss carryforwards	$ 23,000,000	$ 15,000,000
Federal research and development credits	$ 393,000	$ 295,000
Tax loss carryforwards, expire period	Dec. 31, 2038
U.S. federal statutory rate	(21.00%)	(35.00%)